EQUITY	0 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity

<>NOTE 15—EQUITY:

<>a.       Share capital:

<>As of December 31, 2014, there were 957 million ordinary shares issued (December 31, 2013—947 million). Teva shares are traded on the Tel-Aviv Stock Exchange (“TASE”) and, in the form of American Depositary Shares, each of which represents one ordinary share, on the New York Stock Exchange ("NYSE") in the United States.

Share repurchase program

In October 2014, Teva's board of directors authorized the Company to increase its share repurchase program up to $3 billion of its ordinary shares and American Depositary Shares. As of December 31, 2014, $2.5 billion remain available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time or from time to time.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Year ended December 31,

	2014	2013	2012
	(in millions)
Amount spent on shares repurchased	$500	$497	$1,161
Number of shares repurchased	8.7	12.8	28.1

b. Stock-based compensation plans:

<>Stock-based compensation plans are comprised of employee stock option plans, RSUs, PSUs, and other equity-based awards to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with equity participation in the Company.

On June 29, 2010, the Teva Long-Term Equity-Based Incentive Plan was approved by the shareholders, under which 70 million equivalent share units, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant. As of December 31, 2014, 23 million equivalent share units remained available for future awards.

In the past, Teva had various employee stock and incentive plans under which stock options and other share-based awards were granted. Stock options and other share-based awards granted under such prior plans continue in accordance with the terms of the respective plans.

<>The vesting period of the outstanding options, RSUs and PSUs is generally from 1 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options, RSUs or PSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the 2010 plan described above.

<>Status of options

<>A summary of the status of the options as of December 31, 2014, 2013 and 2012, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2014		2013		2012
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price

Balance outstanding at beginning of year	32,481	$ 45.05	36,580	$ 44.40	33,298	$ 44.92
Changes during the year:
Granted	6,935	48.60	1,701	38.37	7,231	40.50
Exercised	(11,423)	45.05	(2,797)	32.17	(704)	33.36
Forfeited	(1,260)	46.11	(3,003)	45.51	(3,245)	44.76
Balance outstanding at end of year	26,733	45.91	32,481	45.05	36,580	44.40
Balance exercisable at end of year	12,632	47.16	17,082	47.30	14,230	44.30

The weighted average fair value of options granted during the years was estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2014	2013	2012

Weighted average fair value	$ 9.3	$ 6.6	$ 7.4

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2014	2013	2012

Dividend yield	2.9%	3.3%	2.6%
Expected volatility	25%	23%	24%
Risk-free interest rate	1.9%	2.1%	1.3%
Expected term	6 years	9 years	8 years

The expected term was estimated based on the weighted average period the options granted are expected to be outstanding taking into consideration the current vesting of options and the historical exercise patterns of existing options. The expected volatility assumption used is based on a blend of the historical and implied volatility of the Company's stock. The risk-free interest rate used is based on the yield of U.S. Treasuries with a maturity closest to the expected term of the options granted. The dividend yield assumption reflects the expected dividend yield based on historical dividends and expected dividend growth.

The following tables summarize information at December 31, 2014 regarding the number of ordinary shares issuable upon (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$35.11	-	$40.10	4,686	38.65	8.07	88,370
$40.11	-	$45.10	7,365	41.96	6.11	114,519
$45.11	-	$50.10	9,909	48.60	7.98	88,293
$50.11	-	$55.10	4,134	52.42	2.73	21,042
$55.11	-	$60.10	475	59.48	2.99	-
$60.11	-	$65.00	164	64.31	2.15	-
Total			26,733	45.91	6.54	312,224

(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$35.11	-	$40.10	1,896	38.81	7.98	35,460
$40.11	-	$45.10	3,267	41.87	4.78	51,093
$45.11	-	$50.10	3,170	48.72	5.76	27,869
$50.11	-	$55.10	3,711	52.57	2.18	18,331
$55.11	-	$60.10	425	59.74	2.15	-
$60.11	-	$65.00	163	64.31	2.15	-
Total			12,632	47.16	4.62	132,753

<>The aggregate intrinsic value in the above tables represents the total pre-tax intrinsic value, based on the Company's closing stock price of $57.51 on December 31, 2014, less the weighted average exercise price in each range. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. The total number of in-the-money options exercisable as of December 31, 2014 was 12 million.

<>The total intrinsic value of options exercised during the years ended December 31, 2014, 2013 and 2012 was $74 million, $19 million and $6 million, respectively, based on the Company's average stock price of $51.57, $38.99 and $41.63 during the years then ended, respectively.

<>Status of non-vested RSUs

<>The fair value of RSUs and PSUs is estimated based on the market value of the Company's stock on the date of award, less an estimate of dividends that will not accrue to RSU and PSU holders prior to vesting.

<>The following table summarizes information about the number of RSUs and PSUs issued and outstanding:

	Year ended December 31,
	2014		2013		2012
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value

Balance outstanding at beginning of year	2,512	$ 40.48	3,744	$ 41.04	3,093	$ 43.23
Granted	1,342	46.09	289	35.80	1,320	38.00
Vested	(1,146)	41.55	(1,222)	41.04	(519)	45.65
Forfeited	(242)	40.05	(299)	40.98	(150)	43.97
Balance outstanding at end of year	2,466	43.05	2,512	40.48	3,744	41.04

<>The Company has expensed compensation costs, net of estimated forfeitures, based on the grant-date fair value. For the years ended December 31, 2014, 2013 and 2012, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2014	2013	2012

	(U.S. $ in millions)
Employee stock options	$47	$40	$58
RSUs and PSUs	38	24	24
Total stock-based compensation expense	85	64	82
Tax effect on stock-based compensation expense	14	14	13
Net effect	$71	$50	$69

<>The total unrecognized compensation cost before tax on employee stock options and RSUs (along with PSUs) amounted to $87 million and $77 million, respectively, at December 31, 2014, and is expected to be recognized over a weighted average period of approximately 1 year.

<>c.        Dividends and accumulated other comprehensive income (loss): <><><<><><>Divid

  Dividends are declared in New Israeli Shekels (“NIS”), and paid in NIS and USD. Dividends paid per share in the years ended December 31, 2014, 2013 and 2012 were $1.34, $1.28 and $1.03, respectively. Subsequent to December 31, 2014, the Company declared an additional dividend of 1.33 NIS per share in respect of the fourth quarter of 2014.

  Commencing in April 2015, our dividends will be declared and paid in U.S. dollars.

  The components of accumulated other comprehensive loss attributable to Teva are presented in the table below:

<><><>

	December 31,
	2014	2013	2012

	(U.S. $ in millions)
Currency translation adjustment	$(1,283)	$151	$175
Unrealized loss on defined benefit plans, net	(93)	(50)	(92)
Unrealized gain (loss) on derivative financial instruments, net	40	(197)	(93)
Unrealized gain (loss) from available-for-sale securities, net	(7)	5	(7)
Accumulated other comprehensive loss attributable to Teva	$(1,343)	$(91)	$(17)

The following tables present the changes in the components of accumulated other comprehensive loss for the year ended December 31, 2014 and 2013:

		Year ended December 31, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to general and administrative expenses	$(1,429)	$(5)	$(1,434)	$-	$(1,434)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	(12)	2	(10)	(2)	(12)
Unrealized gain (loss) from derivative financial instruments	Gain on derivative financial instruments, reclassified to net revenues	240	(3)	237	-	237
Unrealized gain (loss) on defined benefit plans	Gain on defined benefit plans, reclassified to various statement of income items**	(55)	(2)	(57)	14	(43)
Total accumulated other comprehensive income (loss)		$(1,256)	$(8)	$(1,264)	$12	$(1,252)

		Year ended December 31, 2013
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(46)	$17	$(29)	$5	$(24)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	18	(6)	12	*	12
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	(111)	7	(104)	*	(104)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	20	24	44	(2)	42
Total accumulated other comprehensive income (loss)		$(119)	$42	$(77)	$3	$(74)

* Represents an amount of less than $0.5 million.
** Affected cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.